Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Summary of significant accounting policies
Basis of presentation
(a)	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the consolidated financial statements are summarized below.

Principles of Consolidation
(b)	Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries for which the Company has a controlling financial interest. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors (the “Board”), to cast majority of votes at the meeting of the Board or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

Use of estimates
(c)	Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosures of contingent liabilities as of the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. The Group bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include allowance for credit losses and lower of cost and net realizable value of inventories.

Segment reporting
(d)	Segment reporting

The Group engages primarily in the business-to-business trading and services of industrial products through its platform. The Group’s chief operating decision maker (“CODM”), who has been identified as the Chief Executive Officer reviews the consolidated results, including net revenues, losses from operations and net loss, when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one reportable segment. The Group does not distinguish expenses and related assets and liabilities between markets or segments for the purpose of internal reports. As the Group’s long-lived assets are substantially located in the PRC and substantially the Group’s revenues are derived from the PRC, no geographical segments are presented.

The measures of segment profit or loss and assets are consistent with those presented in the consolidated financial statements. The CODM evaluates the Group’s performance by comparing actual consolidated results against historical results and budgets in internal reports.

The table below summarizes the Group’s significant segment expenses by nature for the years ended December 31, 2023, 2024 and 2025. The segment expenses by function are presented on the consolidated statements of comprehensive loss.

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in thousands)

Net revenues	8,721,175	8,761,318	8,987,738
Less:
Cost of revenues	(7,268,741)	(7,250,847)	(7,512,076)
Employee benefits expenses	(1,076,605)	(1,013,760)	(993,601)
Logistic expenses(a)	(131,527)	(126,174)	(133,919)
Rental and property management expenses	(177,969)	(152,274)	(129,454)
Share-based payments	(17,393)	(108,516)	(53,817)
Depreciation and amortization	(69,105)	(52,447)	(47,359)
Credit losses, net	(12,756)	(48,900)	(32,868)
Interest expense	(19,343)	(19,003)	(11,350)
Other segment expenses(b)	(252,441)	(256,427)	(212,347)
Income tax expense	(195)	(1,013)	(689)
Segment net loss	(304,900)	(268,043)	(139,742)

Reconciliation of profit or loss
Adjustment and reconciling items	—	—	—
Consolidated net loss	(304,900)	(268,043)	(139,742)

(a)Logistic expenses included outbound shipping costs, inter-warehouse transportation fees, and packaging materials expenditures.

(b)Other segment items included in segment net losses comprised traveling expenses, advertising and promotion expenses, professional services fee, interest and investment income, others, net.

Total expenditures for additions to long-lived assets were RMB55,563 thousand, RMB83,034 thousand and RMB53,708 thousand for the years ended December 31, 2023, 2024 and 2025, respectively.

Functional currency and foreign currency translation
(e)	Functional currency and foreign currency translation

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the Group’s entities incorporated in Cayman Islands, BVI and Hong Kong is U.S. dollars (“US$”). The functional currency of all the other significant subsidiaries is RMB. The determination of the respective functional currency is based on the criteria of ASC Topic 830, Foreign Currency Matters.

Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded as a component of others, net in the consolidated statements of comprehensive loss. Total exchange (losses)/gains were a loss of RMB11,061 thousand, a loss of RMB12,213 thousand, and a gain of RMB16,405 thousand for the years ended December 31, 2023, 2024 and 2025, respectively.

The consolidated financial statements of the Group are translated from the functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in other comprehensive loss in the consolidated statements of comprehensive loss, and the accumulated currency translation adjustments are presented as a component of accumulated other comprehensive loss in the consolidated statements of shareholders’ equity.

Fair value
(f)	Fair value

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurement for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that maybe used to measure fair value:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group not measured at fair value mainly consist of cash and cash equivalents, restricted cash, accounts receivable, notes receivable, certain other current assets and certain accruals and other liabilities. As of December 31, 2024 and 2025, the carrying values of these financial instruments approximated their fair values due to their short-term maturity.

Cash and cash equivalents
(g)	Cash and cash equivalents

Cash and cash equivalents consist of demand deposit and time deposits with original maturities less than three months and cash placed with banks and third-party payment processor, which are unrestricted as to withdrawal or use.

Restricted cash
(h)	Restricted cash

Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the face of the consolidated balance sheets, and is included in the total cash, cash equivalents, and restricted cash in the consolidated statements of cash flows. The Group’s restricted cash mainly represents security deposits held in designated bank for a currency exchange forward contract (Note 4), payment guarantees and supplier financial programs.

Short-term investments
(i)	Short-term investments

Short-term investments consist primarily of investments in money market fund and time deposit placed with bank with original maturities longer than three months but less than one year. These investments are stated at fair value. Changes in the fair value are reflected in interest and investment income, net in the consolidated statements of comprehensive loss.

Derivatives
(j)	Derivatives

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured to their fair value at each reporting date. All derivatives are carried as assets when the fair values are positive and as liabilities when the fair values are negative. Derivative financial instruments are neither held nor issued by the Company for trading purposes.

In the normal course of business, the Company uses derivative financial instruments to manage foreign currency exchange rate risk. Currency exposure is monitored and managed by the Company as part of its risk management program which seeks to reduce the potentially adverse effects that market volatility could have on operating results. The company uses forward contracts to economically hedge, on a net basis, the foreign currency exposure of a portion of the company’s nonfunctional currency assets and liabilities.

Accounts receivable and allowance for credit losses
(k)	Accounts receivable and allowance for credit losses

Accounts receivable represents the amounts that the Group has an unconditional right to consideration and is recorded net of allowance for credit losses. The Group estimated allowance for credit losses to reserve for potentially uncollectible receivable amounts periodically, considering factors in assessing the collectability of its accounts receivable, such as payment history, creditworthiness, forward-looking factor of the customers, to assess the credit risk characteristics. If there is strong evidence indicating that the accounts receivable is likely to be unrecoverable, the Group also makes specific allowance in the period in which a loss is determined to be probable. Accounts receivable is considered impaired and written- off when it is probable that all contractual payments due will not be collected after all collection efforts have been exhausted.

Notes receivable
(l)	Notes receivable

Notes receivable are primarily bank acceptance notes. The Group accepts bank acceptance notes from customers for products sold or services performed in the ordinary course of business. Bank acceptance notes are primarily negotiable instruments with cash settlement from commercial banks within half a year. Upon receipt of the bank acceptance notes, the Group’s accounts receivable from the customer is derecognized. The bank acceptance notes can also be endorsed to suppliers as settlement of accounts payable. Bank acceptance notes of RMB369,553 thousand and RMB618,760 thousand were endorsed to suppliers as of December 31, 2024 and 2025 respectively.

Current expected credit losses
(m)	Current expected credit losses

ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASC 326”) requires entities to measure all expected credit losses for financial assets held at the reporting date, including accounts receivable and notes receivable. The Group applies significant judgement in estimating the allowance for accounts receivable based on historical collection activity, current business environment and forecasts of future macroeconomic conditions. The Group estimates the allowance by segmenting accounts receivable into groups based on certain credit risk characteristics.

Inventories
(n)	Inventories

Inventories, primarily consisting of products available for sale, are stated at the lower of cost and net realizable value. Cost of inventories is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventories to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Group takes ownership, risks and rewards of the products purchased. Write downs are recorded in cost of revenues in the consolidated statements of comprehensive loss.

The Group also provides fulfilment-related services in connection with the Group’s marketplace. Third-party sellers maintain ownership of their inventories and therefore these products are not included in the Group’s inventories.

Property and equipment, net
(o)	Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and any impairment loss. Depreciation is computed using the straight-line method with 5% residual value based on the estimated useful lives of the various classes of assets, which range as follows:

Furniture and office equipment	3 – 5 years
Machinery	5 – 10 years
Vehicles	3 – 5 years
Computer equipment	3 – 5 years
Building	50 years
Leasehold improvement	shorter of remaining lease period and estimated useful life

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment represents the difference between the net sales proceeds and the carrying amount of the relevant assets. Gains or losses on disposals of property and equipment were immaterial for the years ended December 31, 2023, 2024, and 2025.

Intangible assets, net
(p)	Intangible assets, net

Intangible assets purchased from third parties are initially recorded at cost and amortized on a straight-line basis over the estimated economic useful lives. The Group performs valuation of the intangible assets arising from business combination to determine the fair value to be assigned to each asset acquired. The acquired intangible assets are recognized and measured at fair value and are expensed or amortized using the straight-line approach over the estimated economic useful lives of the assets. The estimated useful lives of intangible assets are as follows:

Trademarks	10 years
Patent right	10 years
Software	3 – 8 years
Customer relationship	10 years

Business combinations and non-controlling interests
(q)	Business combinations and non-controlling interests

The Group accounts for its business combinations using the acquisition method of accounting. The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers, liabilities incurred by the Group and equity instruments issued by the Group. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of consideration paid plus the fair value of the non-controlling interests over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill.

For the Company’s non-wholly owned subsidiaries, a non-controlling interest is recognized to reflect the portion of equity that is not attributable, directly or indirectly, to the Company. Non-controlling interests are classified as a separate line item in the equity section of the Group’s consolidated balance sheets. When the non-controlling interest is redeemable at the option of the holders, which is not solely within the control of the Company, the non-controlling interest is classified as mezzanine equity. The Company accretes changes in the redemption value over the period from the date that it becomes probable that the mezzanine equity will become redeemable to the earliest redemption date using the effective interest method. Consolidated net loss or income in the consolidated statements of comprehensive loss includes net income attributable to non-controlling interests and mezzanine equity holders when applicable. Cash flows related to transactions with non-controlling interests are presented under financing activities in the consolidated statements of cash flows.

Goodwill
(r)	Goodwill

Goodwill represents the excess of (i) the total of consideration paid plus the fair value of the non-controlling interests over (ii) the fair value of the identifiable net assets of the acquiree.

Goodwill is not depreciated or amortized but is tested for impairment on an annual basis, and between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. The annual impairment test includes an option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. If the Group decides, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value based on discounted cash flow of each reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss equal to the difference will be recorded. The impairment charge would be recorded in the consolidated statements of comprehensive loss. There is no event or any circumstance that the Company identified, which indicated that the fair value of the Company’s reporting unit was below its carrying value. No impairment of goodwill was recognized for the years ended December 31, 2024 and 2025.

Leases
(s)	Leases

The Group accounts for leases in accordance with ASC 842, Leases (“ASC 842”), which requires lessees to recognize leases on the balance sheet and disclose key information about leasing arrangements. The Group categorizes leases with contractual terms longer than twelve months as either operating or finance lease.

The Group determines if a contract contains a lease based on whether it has the right to obtain substantially all of the economic benefits from the use of an identified asset which the Group does not own and whether it has the right to direct the use of an identified asset in exchange for consideration. Operating lease right-of-use (“ROU”) assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. ROU assets are recognized as the amount of the lease liability, adjusted for lease incentives received. Lease liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value of the future lease payments is the Group’s incremental borrowing rate (“IBR”), because the interest rate implicit in most of the Group’s leases is not readily determinable. The IBR is a hypothetical rate based on the Group’s understanding of what its credit rating would be to borrow and resulting interest the Group would pay to borrow an amount equal to the lease payments in a similar economic environment over the lease term on a collateralized basis. The amortization of the right-of-use asset is described as the difference between the straight-line lease expense and the accretion of interest on the lease liability each period.

The land use rights are operating leases with term of about 50 years. Other than the land use rights, the lease terms of operating and finance leases vary from more than a year to 20 years. Operating leases are included in land use right, operating lease right-of-use assets, current and non-current operating lease liabilities on the Group’s consolidated balance sheets. Finance leases are included in property and equipment, net on the Group’s consolidated balance sheets. As of December 31, 2024 and 2025, majority of the Group’s ROU assets were generated from leased assets in the PRC.

Revenue recognition
(t)	Revenue recognition

Under ASC 606, the Group recognizes revenues when the Group satisfies a performance obligation by transferring a promised good or service (that is, an asset) to a customer. An asset is transferred when the customer obtains control of that asset.

The Group evaluates whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned as commissions. When the Group is a principal and the Group obtains control of the specified goods or services before they are transferred to the customers, the revenues should be recognized at the gross amount of consideration to which it expects to be entitled in exchange for the specified goods or services transferred. When the Group is an agent and its obligation is to facilitate third parties in fulfilling their performance obligation for specified goods or services, the revenues should be recognized at the net amount for the amount of commission which the Group earns in exchange for arranging for the specified goods or services to be provided by other parties. Revenues are recognized net of discounts, estimated cash rebates and value-added taxes.

For revenue arrangements with multiple performance obligations, the transaction price is allocated to each performance obligation based on the relative standalone selling price of the goods or services being provided to the customer.

Net product revenues

The Group recognizes the net product revenues from the product sales model on a gross basis as the Group is acting as a principal in these transactions and is responsible for fulfilling the promise to provide the specified goods. The Group recognizes revenue net of discounts and return allowances when the products are delivered to customers. Judgement is required to estimate return allowances. The Group reasonably estimates the possibility of sales return based on the historical experience. Based on management’s assessment, as of December 31, 2024 and 2025, liabilities for return allowances were insignificant.

Net service revenues

Under marketplace model, the Group charges commission fees to third-party merchants, where the Group generally is acting as an agent and its performance obligation is to arrange for the provision of the specified goods or services by those third-party merchants to customers of the platform. Upon successful sales to customers of the platform, the Group charges the third-party merchants a fixed rate commission fee based on the sales amount. The net service revenues are recognized on a net basis at the point of delivery of products, net of return allowances.

Other revenues

The Group rents certain machinery and equipment as operating lease. Revenues resulting from operating lease are recognized over the contractual lease period on straight line basis.

The Group also provides testing and repairment services and warehousing and logistics services. Revenues resulting from these services are recognized when the Group rendered such services.

Advances from customers
(u)	Advances from customers

Amounts recorded in the advance from customers account represent cash payments made upfront by the Group’s customers under each sales contract, related to unsatisfied performance obligation at the end of the period. The amounts in the advance from customers would be recognised as revenue when the revenue recognition criteria are met.

Cost of revenue
(v)	Cost of revenue

Cost of revenues consists primarily of purchase price of products, inbound shipping charges, write-downs of inventories and the rebates from suppliers. The rebates receive from suppliers are treated as a reduction in the purchase price and will be recorded as a reduction in cost of revenues when the product is sold. The cost of revenues does not include shipping and handling expenses, payroll and benefits of logistic staff or logistic centers rental expenses, therefore cost of revenues of the Group may not be comparable to other companies which include such expenses in their cost of revenues. Cost of revenues mainly represents costs associated with the product sales model.

Fulfillment
(w)	Fulfillment

Fulfillment expenses consist primarily of (i) expenses incurred in operating the Group’s distribution centers and transit warehouses, including personnel cost and expenses attributable to receiving, inspecting and warehousing inventories, picking, packaging, preparing customer orders for shipment, and dispatching and delivering, (ii) lease expenses of distribution centers and transit warehouses, (iii) depreciation of vehicle and equipment, and (iv) expenses charged by third-party couriers for dispatching and delivering the Group’s products.

Shipping cost included in fulfillment expenses amounted to RMB103,940 thousand, RMB107,985 thousand and RMB113,707 thousand for the years ended December 31, 2023, 2024 and 2025, respectively.

Sales and marketing
(x)	Sales and marketing

Sales and marketing expenses consist primarily of payroll and related expenses for employees involved in sales and marketing activities, and advertising costs.

Advertising costs included in sales and marketing expenses are expensed as incurred, and amounted to RMB34,830 thousand, RMB32,334 thousand and RMB28,584 thousand for the years ended December 31, 2023, 2024 and 2025, respectively.

Research and development
(y)	Research and development

Research and development expenses consist primarily of payroll and related expenses for research and development employees involved in designing, developing and maintaining software technology platform, and technology infrastructure costs. Research and development costs are expensed as they are incurred, except for costs to develop internal-use software or add significant upgrades and enhancements resulting in additional functionality to internal-use software that meet the capitalization criteria in accordance with ASC Subtopic 350-40, Intangibles-Goodwill and Other, Internal-Use Software.

General and administrative
(z)	General and administrative

General and administrative expenses consist primarily of employee related expenses for product line and other general corporate functions, including administration, finance, tax, legal and human relations; costs associated with these functions include facilities and equipment depreciation expenses, professional fee, rental and other general corporate related expenses.

Share-based compensation
(aa)	Share-based compensation

The Group grants restricted shares and share options (collectively, “Share-based Awards”) to eligible employees and directors under the share incentive plan. The Group accounts for share-based compensation in accordance with ASC 718, Compensation—Stock Compensation. Share-based awards with service conditions only are measured at the grant date fair value of the awards and recognized as expenses using the graded-vesting method, over the requisite service period. Share-based awards that are subject to both service conditions and the occurrence of IPO as performance condition, are measured at the grant date fair value. Cumulative share-based compensation expenses for the awards that have satisfied the service condition were recorded upon the completion of the IPO, using the graded-vesting method. The Group adopted ASU 2016-09 to recognize the impact of forfeiture within compensation expense, when they occur.

Management applies significant judgment in determining the fair value of share-based awards at grant dates. Before the Company’s ordinary shares were publicly traded, fair value of the ordinary shares was determined and allocated using the income approach and equity allocation model, each of which requires complex and subjective judgments regarding the expected revenue growth rates, operating profit margins, discount rates, terminal growth rates, a discount for lack of marketability (“DLOM”) and probability of the three scenarios assumed under the equity allocation model, namely: (i) the liquidation scenario, (ii) the redemption scenario, and (iii) the mandatory conversion scenario. After the Company’s ordinary shares became publicly traded, their fair value has been referenced to their market-quoted price. The fair value of share options is estimated on the grant date using the Binomial option-pricing model where management also applies judgment related to the expected volatility, risk-free interest rate, expected dividend yield, exercise multiple and expected post-vesting forfeiture rate. The assumptions used in share-based compensation expenses recognition represent management’s best estimates, but these estimates involve inherent uncertainties and application of management judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period. Moreover, the estimates of fair value of the awards are not intended to predict actual future events or the value that ultimately will be realized by grantees who receive Share-based Awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Group for accounting purposes.

Other employee benefits

(bb) Other employee benefits

Employees of the Group in the PRC are entitled to staff welfare benefits including pension benefits, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government.

The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed and no legal obligation exists beyond the contributions made. Employee social security and welfare benefits included as expenses amounted to RMB323,685 thousand, RMB307,283 thousand and RMB358,433 thousand for the years ended December 31, 2023, 2024 and 2025, respectively.

Income tax

(cc) Income tax

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the temporary differences between the financial statements carrying amounts and tax bases of existing assets and liabilities by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse. The Group records a valuation allowance to reduce the amount of deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period of change. Deferred tax assets and liabilities are classified as non-current in the consolidated balance sheets.

The Group recognizes in its consolidated financial statements the benefit of a tax position if the tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements in the period in which the audit is concluded. Additionally, in future periods, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. As of December 31, 2024 and 2025, the Group did not have any significant unrecognized uncertain tax positions.

Government grants

(dd) Government grants

Government grants are recognized as income in others, net or as a reduction of specific costs and expenses for which the grants are intended to compensate. Such amounts are recognized in the consolidated income statements upon receipt and when all conditions attached to the grants are fulfilled. Government grants included as other income in the consolidated statements of comprehensive loss amounted to RMB71,503 thousand, RMB44,658 thousand and RMB21,279 thousand for the years ended December 31, 2023, 2024 and 2025, respectively.

Statutory reserves

(ee) Statutory reserves

The Company’s subsidiaries established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to the Foreign Investment Enterprises established in the PRC, the Company’s subsidiaries registered as wholly-owned foreign enterprise have to make appropriations from their after-tax profits (as determined under generally accepted accounting principles in the PRC (“PRC GAAP”)) to reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with the PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the Company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company’s discretion.

In addition, in accordance with the PRC Company Laws, the ‘Company’s subsidiaries, registered as Chinese domestic companies, must make appropriations from their after-tax profits as determined under the PRC GAAP to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under the PRC GAAP.

Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the Company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

The use of the general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increasing of the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to employees and for the collective welfare of employees. None of these reserves are allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

For the years ended December 31, 2024 and 2025, RMB290 thousand and RMB263 thousand profit appropriation to statutory reserves was made.

Loss per share

(ff)  Loss per share

Basic loss per share is computed by dividing net loss attributable to holders of ordinary shares, considering the accretion on Preferred Shares to redemption value by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the Preferred Shares using the if-converted method, and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method). Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

Commitments and contingencies

(gg) Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for the contingencies are recorded when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated.

Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Group, but which will only be resolved when one or more future events occur or fail to occur. The Group assesses these contingent liabilities, which inherently involves judgment. In assessing loss contingencies related to legal proceedings that are pending against the Group or unasserted claims that may result in legal proceedings, the Group, in consultation with its legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, the estimated liability would be accrued in the consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, or is probable but cannot be estimated, the nature of the contingent liability, together with an estimate of the range of the reasonably possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Recent accounting pronouncements

(hh) Recent accounting pronouncements

Accounting pronouncements adopted

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (Topic 740). This ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. This ASU is effective on a prospective basis for annual reporting periods beginning after December 15, 2024. The Company adopted this ASU for the year ended December 31, 2025 prospectively, and disclosed additional descriptive information as required under Accounting Standards Codification 740 (Note 15).

Accounting pronouncements issued but not adopted

In November 2024, the FASB issued ASU No. 2024-03, Income Statement (Topic 220)- Reporting Comprehensive Income- Expense Disaggregation Disclosures (Subtopic 220-40). ASU No. 2024-03 requires publicly-traded business entities to disclose specified information about the components of certain costs and expenses that are currently disclosed in the financial statements. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326)- Measurement of Credit Losses for Accounts Receivable and Contract Assets. ASU No. 2025-05 provides (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. The guidance is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted.

The Group is currently evaluating the impact of the above new issued but not yet adopted accounting pronouncements or guidance on the consolidated financial statements.